Contract Assets - Schedule of Movement of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Revenue [Abstract]
Balance at beginning of the year	$ 51,731	$ 791,265
Balance at end of the year	91,264	51,731
Increase as a result of total work completed during the period	91,264	51,731
Decrease as a result of total amount billed out	$ (51,731)	$ (791,265)